PUTNAM VARIABLE TRUST (THE "TRUST")

                 Prospectus Supplement dated June 9, 1997
                   to Prospectuses dated April 30, 1997

In the section of the prospectus of the Trust entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of Putnam VT Growth and Income Fund's portfolio is replaced with the following:

                                    BUSINESS EXPERIENCE
                        YEAR        (AT LEAST 5 YEARS)
                        ----        -----------------------------

PUTNAM VT GROWTH AND
 INCOME FUND

Anthony I. Kreisel      1993        Employed as an investment
Managing Director                   professional by Putnam
                                    Management since 1986.

David L. King           1993        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1983.

Sheldon N. Simon        1997        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1984.


                                                                      34561
                                                                     HV2136
                                                                  VAPRO-SUP
                                                                   40002-33
46631